Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Investments Accounted For Using the Equity Method
Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets €m	Loans €m	Total €m	Other (i) €m
At 1 January 2017	1,152	147	1,299	26
Translation adjustment	(67)	(16)	(83)	(1)
Investments and advances	5	6	11	-
Disposals and repayments	(1)	(12)	(13)	-
Share of profit after tax	65	-	65	-
Dividends received	(31)	-	(31)	-
At 31 December 2017	1,123	125	1,248	25

The equivalent disclosure for the prior year is as follows:

At 1 January 2016	1,161	156	1,317	28
Translation adjustment	(14)	3	(11)	-
Investments and advances	1	6	7	-
Reduction in joint venture loans	-	(5)	(5)	-
Disposals and repayments	2	(13)	(11)	(2)
Share of profit after tax	42	-	42	-
Dividends received	(40)	-	(40)	-
At 31 December 2016	1,152	147	1,299	26

(i)	Other financial assets primarily comprise trade investments carried at historical cost.

Summary of Financial Information for Group's Investment in Joint Ventures and Associates

Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2017 €m	2016 €m	2017 €m	2016 €m	2017 €m	2016 €m
Non-current assets	752	727	754	845	1,506	1,572
Current assets	209	171	492	413	701	584
Non-current liabilities	(348)	(285)	(73)	(182)	(421)	(467)
Current liabilities	(115)	(102)	(548)	(435)	(663)	(537)
Net assets	498	511	625	641	1,123	1,152